RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16. RELATED PARTY TRANSACTIONS

Related parties are entities with common direct or indirect shareholders and/or directors. Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial and operating decisions.

Some of the Company’s transactions and arrangements are with related parties and the effect of these on the basis determined between parties is reflected in these financial statements. The balances are unsecured, interest-free and repayable on demand unless otherwise stated.

The following transactions took place between the Company and its related parties during the periods:

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Interest income receivable from a related party	181	192
Director’s fees of the subsidiary	62	69
Directors’ fees of the Company	27	27
Directors’ remuneration	41	47
Related party remuneration	68	65
Rental expense paid to director	20	20
Interest payable to a related party	75	55
Loan from related parties	–	356
Sales with a related party	2,905	15,193